Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 10, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 30, 2022	Dec. 31, 2020	Mar. 02, 2020
Insurance [Abstract]
Provision for losses and LAE, beginning balance		$ 7,710.9	$ 7,611.8	$ 7,165.3
Less reinsurance recoverable			(4,897.7)	(3,298.1)		$ (3,195.2)
Net loss and LAE expenses disposed (1)		0.0	1,840.1	0.0
Net losses and LAE reserves, beginning balance		2,813.2	4,313.7	3,970.1
Movement in net provision for losses and LAE for claims incurred:
Current year		1,492.2	1,651.9	1,648.2
Prior years		60.8	28.1
Total incurred		1,553.0	1,680.0	1,693.3
Net Losses and LAE payments for claims incurred:
Current year		(161.1)	(192.7)	(729.1)
Prior years		(1,011.9)	(1,098.4)	(580.7)
Total paid		(1,173.0)	(1,291.1)	(1,309.8)
Foreign exchange (gains)/losses		39.6	(49.3)	(39.9)
Net losses and LAE reserves, ending balance		3,232.8	2,813.2	4,313.7
Plus reinsurance recoverable on unpaid losses at the end of the year		4,577.8	4,897.7	3,298.1
Provision for losses and LAE at the end of the year		7,810.6	7,710.9	7,611.8
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable on unpaid losses		4,577.8	4,897.7
Plus reinsurance recoverable on unpaid losses at the end of the year		4,577.8	4,897.7	3,298.1
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable total					$ (2,610.1)
Reinsurance recoverables, premium paid and recognized					$ 1,840.1
Reinsurance Contracts [Axis]: Retroactive Reinsurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable on unpaid losses		1,627.4	2,132.0
Insurance
Insurance [Abstract]
Provision for losses and LAE, beginning balance		1,452.5	2,165.3
Net losses and LAE reserves, beginning balance		1,452.5	2,165.3
Net Losses and LAE payments for claims incurred:
Net losses and LAE reserves, ending balance		1,859.7	1,452.5	2,165.3
Provision for losses and LAE at the end of the year		$ 1,859.7	$ 1,452.5	$ 2,165.3
Enstar
Net Losses and LAE payments for claims incurred:
Plus reinsurance recoverable on unpaid losses at the end of the year							$ 770.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year							$ 770.0
Enstar | Reinsurance Contracts [Axis]: LPT net losses reinsured
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, Excess Retention, Amount Reinsured, Per Event	$ 3,120.0